Shareholder Fees - FidelityEnhancedIndexETFsCombo-PRO	Sep. 21, 2023 USD ($)
FidelityEnhancedIndexETFsCombo-PRO | Fidelity Enhanced International ETF
Shareholder Fees:
(fees paid directly from your investment)	none